Note Receivable (Details Textuals) (USD $)	Sep. 30, 2012		May 25, 2012
Note Receivable [Abstract]
Execution of Promissory Note with Forem Energy Group			$ 663,359
Annual Interest Rate			2.90%
Note Receivable	585,611	[1]
Note Receivable, Prepaid expenses and other current assets	$ 63,398

[1]	(Unaudited)